Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses [Abstract]
Accrued payroll and related benefits	$ 2,751	$ 3,009	$ 1,438
Accrued professional fees and outside contractors (including due to related party of $64 and $109, respectively)	8,879	3,494	2,290
Accrued property, plant and equipment additions	1,280	768	488
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	5,690		2,916
Income taxes (receivable) payable			(142)
Accrued interest	974	49	12
Total accrued expenses	20,312	7,320	7,002
Accrued Professional fee, due to related party	64	109	16
Deferred IPO Fees	$ 738	$ 738	$ 738